Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Translation Exchange Rates (Details)	Jun. 30, 2020	Jun. 30, 2019
USD : AUD exchange rate	0.6891	0.7153
Weighted Average [Member]
USD : AUD exchange rate	0.6742	0.7009